Structured Entities (Tables)	12 Months Ended
Dec. 31, 2025
Structured Entities [Abstract]
Carrying Amounts of Assets & Liabilities Recognised in its Financial Statements Relating to DBs Interests	Carrying amounts and size relating to Deutsche Bank’s interests

	Dec 31, 2025
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	—	—	—	—	—
Interbank balances (w/o central banks)	—	—	—	2	2
Central bank funds sold and securities purchased under resale agreements	—	777	902	5,857	7,536
Securities Borrowed	—	—	—	—	—
Total financial assets at fair value through profit or loss	249	3,150	5,893	81,892	91,184
Trading assets	166	1,751	4,462	6,243	12,622
Positive market values (derivative financial instruments)	83	326	29	4,428	4,866
Non-trading financial assets mandatory at fair value through profit or loss	—	1,072	1,401	71,221	73,695
Financial assets designated at fair value through profit or loss	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	579	423	87	1,088
Loans at amortized cost	207	50,712	36,059	23,786	110,764
Other assets	87	642	4,117	5,962	10,808
Total assets	543	55,860	47,393	117,587	221,383

Liabilities
Total financial liabilities at fair value through profit or loss	414	19	191	4,937	5,561
Negative market values (derivative financial instruments)	414	19	191	4,937	5,561
Other short-term borrowings	—	—	—	—	—
Other liabilities	—	—	—	—	—
Total liabilities	414	19	191	4,937	5,561
Off-balance sheet exposure	—	5,459	15,118	7,629	28,207
Total	129	61,300	62,320	120,279	244,028

	Dec 31, 2024
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	—	—	—	—	—
Interbank balances (w/o central banks)	1	—	—	2	3
Central bank funds sold and securities purchased under resale agreements	—	1,009	382	4,532	5,923
Securities Borrowed	—	—	—	—	—
Total financial assets at fair value through profit or loss	321	4,314	4,652	71,818	81,105
Trading assets	152	2,489	3,773	4,075	10,490
Positive market values (derivative financial instruments)	169	386	38	6,044	6,636
Non-trading financial assets mandatory at fair value through profit or loss	—	1,439	841	61,699	63,978
Financial assets designated at fair value through profit or loss	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	1,212	479	194	1,885
Loans at amortized cost	188	63,015	34,260	21,540	119,003
Other assets	1	735	4,361	7,774	12,871
Total assets	510	70,285	44,134	105,858	220,788

Liabilities
Total financial liabilities at fair value through profit or loss	1	45	138	6,549	6,733
Negative market values (derivative financial instruments)	1	45	138	6,549	6,733
Other short-term borrowings	—	—	—	—	—
Other liabilities	—	—	—	—	—
Total liabilities	1	45	138	6,549	6,733
Off-balance sheet exposure	—	8,085	12,915	8,089	29,089
Total	509	78,325	56,912	107,398	243,144